OTHER ACCOUNTS PAYABLES (Schedule of Other Accounts Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other accounts payable [Abstract]
Employees and payroll accruals	$ 5,669	$ 4,708
Derivatives financial instruments mainly measured at fair value through other comprehensive income		64
Accrued Expenses and Others	142	489
Total Other Accounts Payables	$ 5,811	$ 5,261